UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management IV, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-____ (to be assigned by SEC)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     AIF IV Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Michael D. Weiner, Esq.
Title:    Vice Pres., AIF IV Management, Inc.
Phone:    310-201-4122

Signature, Place, and Date of Signing:

    By:  AIF IV Management, Inc.            Los Angeles, CA   February 14, 2003
    By:  Michael D. Weiner, Vice President  Los Angeles, CA   February 14, 2003

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      9

Form 13F Information Table Value Total (x$1000):  $733,842

List of Other Included Managers:

 No.  13F File Number     Name

 01   28-____ (pending)   Apollo Investment Fund IV, L.P.
 02   28-____ (pending)   Apollo Real Estate Investment Fund, L.P.


* Fair market value is based on the closing prices of the securities, as of December 31, 2002 reported for composite transactions in New York Stock Exchange- and American Stock Exchange-listed securities and trans-actions in the Nasdaq National Market, and closing quotations for Nasdaq Small-Cap issuers.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

Allied Waste Industries Inc   Com Par $.01 New 019589308  171196 17119579 Sh       Defined **      17119579  0    0
AMC Entmt Inc                 Com              001669100    1471   166258 Sh       Defined 1         166258  0    0
Central Pkg Corp              Com              154785109   31889  1690827 Sh       Defined **       1690827  0    0
Insignia Finl Group Inc New   Com              45767A105   12092  1667821 Sh       Defined 2 **     1667821  0    0
Pacer Intl Inc Tenn           Com              69373H106  161490 12142075 Sh       Defined 1       12142075  0    0
Rare Medium Group Inc         Com New          75382N208     375  1499971 Sh       Defined 1        1499971  0    0
Rent A Ctr Inc New            Com              76009N100  349745  7001903 Sh       Defined 1        7001903  0    0
Sirius Satellite Radio Inc    Com              82966U103     640  1000000 Sh       Defined 1        1000000  0    0
United Rentals Inc            Com              911363109    4944   459500 Sh       Defined 1         459500  0    0
